Events After the Reporting Date	12 Months Ended
Jan. 31, 2021
26. Events After the Reporting Date

(a)	Subsequent to January 31, 2021, the Company issued 1,167,339 common shares as follows:

•	7,500 common shares were issued pursuant to vesting of RSUs,
•	446,460 common shares were issued for services rendered,
•	23,724 common shares were issued for settlement of an outstanding obligation with a former officer, and
•	689,655 common shares were issued pursuant to a settlement agreement.

(b)

In February 2021, the Company and its fully-owned subsidiary, Altum, entered into term loan agreements with the Canada Emergency Business Account pursuant to which each company received a $60,000 term loan with 0% interest rate until December 31, 2022 and 5% interest rate thereafter until maturity date of December 31, 2025.

(c)

In February and March 2021, the Company closed on a non-brokered private placement pursuant to which it issued 1,779,833 common shares for gross proceeds of $2,491,766. In connection with the private placement, the Company issued 76,000 common shares as finder’s fee. In May 2021, the Company closed on a non-brokered private placement pursuant to which it issued 1,142,857 common shares for gross proceeds of US$800,000.

(d)

In March 2021, a judgement for a safeguard order was obtained by Olymbec Development Inc. (“Olymbec”) against Pivot, a former subsidiary, and the Company, as guarantor of the lease at 285-295 Kesmark Street, Quebec, ordering Pivot and the Company to jointly pay the full amount of the lease on the first day of each month. Pursuant to the share purchase agreement that closed in December 2020 for the sale of 100% of the issued and outstanding common shares of Pivot (Note 5(a)), the Company is indemnified from any and all claims suffered by the Company in connection with and as guarantor of the lease.

(e)

On April 3, 2021, the Company issued 6,372,298 common shares and 6,372,298 share purchase warrants with exercise price of $0.60 and expiry date of December 2, 2023 pursuant to the automatic exercise of 5,589,735 Special Warrants, representing the balance of all outstanding Special Warrants exercised into 1.14 Units.

(f)

On March 30, 2021, the Company issued 200,000 share purchase warrants with an exercise price of $1.21 and two year expiry to a third party for services. On April 28, 2021, the Company granted 700,000 stock options to officers with an exercise price of $0.63 and a two year term.

(g)

On April 26, 2021, the Company filed and obtained a receipt for a final base shelf prospectus (the "Shelf Prospectus") filed with the securities regulatory authorities in British Columbia, Alberta and Ontario, Canada. The Shelf Prospectus will be valid for a 25-month period, during which time the Company may issue an aggregate offering amount of up to $100 million of common shares, preferred shares, warrants, subscription receipts, units, and debt securities (the "Securities") in amounts and at prices on the terms based on market conditions at the time of sale and set forth in an accompanying prospectus supplement ("Prospectus Supplement"). Unless otherwise specified in a Prospectus Supplement, the net proceeds from the sale of Securities may be used for general corporate and working capital requirements, funding product program costs, or for other corporate purposes. Each Prospectus Supplement will contain specific information concerning the use of proceeds from that sale of the Securities. There is no certainty that any Securities will be offered or sold under the Shelf Prospectus within the 25-month period.

On May 25, 2021, the Company filed a prospectus supplement (the “Prospectus Supplement”) to the Shelf Prospectus qualifying the distribution of 13,750,000 units (“Unit”) at a price of $0.40 per Unit for gross proceeds of $5,500,000. Each Unit consists of one common share and one share purchase warrant entitling the holder to purchase an additional common share at an exercise price of $0.50 with a maturity date of 36 months. The Company has granted to the underwriter an option (the “Over-Allotment Option”) to increase the size of the offering by up to an additional number of Units, and/or the components thereof, that in aggregate would be equal to 15% of the total number of Units to be issued under the offering. On May 28, 2021, the Company closed on a bought-deal public offering (“Bought-Deal Offering”) pursuant to which the Company issued 15,812,500 units of the Company (the “Units”) at a price of $0.40 per Unit for aggregate gross proceeds of $6,325,000, including the full exercise of the over-allotment option. Each Unit consists of one common share and one share purchase warrant, each warrant entitling the holder to purchase one common share at an exercise price of $0.50 for a period of 36 months from closing.

In connection with the Bought-Deal Offering, the Company paid an agent’s fee consisting of the following:  1) cash fee equal to 8.0% of the gross proceeds from the Bought-Deal Offering, and 2) 1,265,000 compensation options equal to 8.0% of the total number of Units sold under the Bought-Deal Offering at an exercise price of $0.40 and expiry of 36 months.

On June 2, 2021, the Company filed another prospectus supplement (the “Prospectus Supplement No. 2”) to the Shelf Prospectus qualifying the distribution of 6,525,000 Units at a price of $0.40 per Unit for gross proceeds of $2,610,000.  Each Unit consists of one common share and one share purchase warrant entitling the holder to purchase an additional common share at an exercise price of $0.50 with a maturity date of 36 months.  The Company has granted to the underwriter an option (the “Over-Allotment Option”) to increase the size of the offering by up to an additional number of Units, and/or the components thereof, that in aggregate would be equal to 15% of the total number of Units to be issued under the offering.  On June 7, 2021, the Company closed on a marketed public offering (“Marketed Offering”) pursuant to which the Company issued 6,525,000 Units of the Company at a price of $0.40 per Unit for aggregate gross proceeds of $2,610,000.  Each Unit consists of one common share and one share purchase warrant, each warrant entitling the holder to purchase one common share at an exercise price of $0.50 for a period of 36 months from closing.

In connection with the Marketed Offering, the Company paid an agent’s fee consisting of the following:  1) cash fee equal to 10.0% of the gross proceeds from the Marketed Offering, and 2) 652,500 compensation options equal to 10.0% of the total number of Units sold under the Marketed Offering at an exercise price of $0.40 and expiry of 36 months.